Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Revenue
Cost of revenue
Gross profit
Operating expenses
General and administrative expenses	(158,554)	(136,777)
Loss from operations	(158,554)	(136,777)
Other income (expense):
Interest income	36	18
Interest expense	(18,515)	(18,840)
Other income	46,713	53,606
Rental income	31,139	26,852
Total other income (expense)	28,234	34,784
Loss before income taxes	(130,320)	(101,993)
Income taxes
Net loss	(130,320)	(101,993)
Foreign currency translation adjustment	61,683	(73,921)
Comprehensive loss	(68,637)	$ (175,914)
Tang Dynasty Investment Group Limited [Member]
Revenue
Cost of revenue
Gross profit
Operating expenses
General and administrative expenses	542,735
Loss from operations
Other income (expense):
Interest income	50
Interest expense	(18,515)
Other income	15,738
Bank charges	(1,079)
Rental income	31,139
Total other income (expense)	27,333
Loss before income taxes	(515,402)
Income taxes
Net loss	(515,402)
Foreign currency translation adjustment	136,129
Comprehensive loss	$ (379,273)